PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

Note 5 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	February 28, 2022	May 31, 2021
Deposits	$2,121	$2,244
Prepaid expenses	189,077	250,069
Other receivable	77,500	10,000
Total	$268,698	$262,313

Deposits consist of amounts paid in advance for the acquisition of property and equipment. Prepaid expenses consist primarily of annual license fees charged by the State of Nevada; these fees are paid in advance, and amortized over the one-year term of the licenses.

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Deposits	$2,244	2,315
Prepaid expenses	250,069	231,777
Other receivables	10,000	-
Total	$262,313	$234,092

Deposits consist of amounts paid in advance for the acquisition of property and equipment. Prepaid expenses consist primarily of annual license fees charged by the State of Nevada; these fees are paid in advance, and amortized over the one year term of the licenses.

During the year ended May 31, 2020, the Company applied deposits in the amount of $281,966 to the acquisition of fixed assets.